Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
NET REVENUE
Sales		$ 244,748	$ 74,884
COST OF SALES		45,059	28,802
GROSS PROFIT		199,689	46,082
OPERATING EXPENSES
General and administrative	[1]	1,358,748	1,585,329
Legal and accounting		246,255	416,772
Payroll expenses	[1]	469,031	316,837
Research and development		5,119	187,655
Sales and marketing	[1]	553,109	135,290
Total Operating expenses		2,632,262	2,641,883
LOSS BEFORE OTHER INCOME (EXPENSE)		(2,432,573)	(2,595,801)
OTHER (EXPENSE) INCOME
Interest income (expenses), net		(96,891)	6,664
Change in fair value of embedded derivative		21,665
Gain on derecognition of note payable and accrued interest			83,667
Settlement agreement with shareholders			(779,000)
Gain on accounts payable forgiveness			352,008
TOTAL OTHER INCOME (EXPENSE)		(75,226)	(336,661)
NET LOSS		$ (2,507,799)	$ (2,932,462)
LOSS PER SHARE
BASIC (in dollars per share)		$ (0.02)	$ (0.03)
DILUTED (in dollars per share)		$ (0.02)	$ (0.03)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING
BASIC (in shares)		107,455,581	93,851,170
DILUTED (in shares)		107,455,581	93,851,170

[1]	Includes share-based compensation of $799,654 and $828,203 for the year ended December 31, 2019 and 2018, respectively